Finance debt	12 Months Ended
Dec. 31, 2021
Finance debt [abstract]
Disclosure of finance debt [text block]
19 Finance debt
Non-current finance debt
Finance debt measured at amortised cost
Weighted average interest
rates in % 1)
Carrying amount in USD
millions at 31 December
Fair value in USD

millions at 31 December 2)
2021 2020 2021 2020 2021 2020
Unsecured bonds
United States Dollar (USD)
3.88 3.82 17,451 18,710 19,655 21,883
Euro (EUR)
1.42 2.03 7,925 10,057 8,529 11,115
Great Britain Pound (GBP)
6.08 6.08 1,852 1,877 2,674 2,949
Norwegian Kroner (NOK)
4.18 4.18 340 352 380 412
Total unsecured bonds
27,568 30,994 31,237 36,359
Unsecured loans
Japanese Yen (JPY)
4.30 4.30 87 97 106 119
Total unsecured loans
87 97 106 119
Total
27,655 31,091 31,343 36,479
Non-current finance debt due within one year
250 1,974 268 2,062
Non-current finance debt
27,404 29,118 31,075 34,417
Weighted average interest rates are calculated based on the contractual rates on the loans per currency at 31 December and do
not include the effect of swap agreements.
2)

Fair values are determined from external calculation models based on market observations from various sources, classified at
level 2 in the fair value hierarchy. For more information regarding fair value hierarchy, see note 26 Financial Instruments: fair value measurement and sensitivity of market risk.
Unsecured bonds amounting to USD 17.451

billion are denominated in USD and unsecured bonds denominated in other currencies amounting to USD 9.271

billion are swapped into USD. One bond denominated in EUR amounting to USD
0.846

billion is not
swapped. The table does not include the effects of agreements entered into to swap the various currencies into USD.

For further
information see note 26 Financial instruments: fair value measurement and sensitivity analysis of market risk.
Substantially all unsecured bonds and unsecured bank loan agreements contain provisions restricting future pledging of assets to
secure borrowings without granting a similar secured status to the existing bondholders and lenders.
In 2020 and 2021 Equinor issued the following

bonds
Issuance date Currency Amount in million Interest rate in % Maturity date
18 May 2020 USD 750 1.750 January 2026
18 May 2020 EUR 750 0.750 May 2026
18 May 2020 USD 750 2.375 May 2030
18 May 2020 EUR 1,000 1.375 May 2032
1 April 2020 USD 1,250 2.875 April 2025
1 April 2020 USD 500 3.000 April 2027
1 April 2020 USD 1,500 3.125 April 2030
1 April 2020 USD 500 3.625 April 2040
1 April 2020 USD 1,250 3.700 April 2050
No new bonds were issued in 2021.
Out of Equinor's total outstanding unsecured bond portfolio, 39 bond agreements contain provisions allowing Equinor to call the debt
prior to its final redemption at par or at certain specified premiums if there are changes to the Norwegian tax laws. The carrying
amount of these agreements is USD 27.223

billion at the 31 December 2021 closing currency exchange rate.
For more information about the revolving credit facility, maturity profile for undiscounted cash flows and interest rate risk management, see note 6 Financial risk and capital management.
Non-current finance debt maturity profile
At 31 December
(in USD million) 2021 2020
Year 2 and 3 5,015 3,705
Year 4 and 5 4,731 4,927
After 5 years 17,659 20,485
Total repayment of non-current finance debt 27,404 29,118
Weighted average maturity (years - including current portion) 10 10
Weighted average annual interest rate (% - including current portion) 3.33 3.38
Current finance debt
At 31 December
(in USD million) 2021 2020
Collateral liabilities 2,271 1,704
Non-current finance debt due within one year 250 1,974
Other including US Commercial paper program

and bank overdraft
2,752 913
Total current finance debt 5,273 4,591
Weighted average interest rate (%) 0.51 2.40
Collateral liabilities and other current liabilities mainly relate to cash received as security for a portion of Equinor's credit exposure and
outstanding amounts on US Commercial paper (CP) programme. Issuance on the CP programme amounted to USD
2.600

billion as
of

31 December 2021 and USD 0.903

billion as of 31 December 2020.
Reconciliation of cash flows from financing activities

to finance line items in balance sheet

(in USD million)
Non-current
finance debt
Current
finance
debt
Financial
receivable
Collaterals 1)
Additional
paid in
capital
/Treasury
shares
Non-
controlling
interest
Dividend
payable
Lease
liabilities 2) Total
At 1 January 2021 29,118 4,591 (967) (1,588) 19 357 4,406
New finance debt
Repayment of finance debt (2,675) (2,675)
Repayment of lease liabilities (1,238) (1,238)
Dividend paid (1,797) (1,797)
Share buy-back (321) (321)
Net current finance debt and other
finance activities (335) 2,273 (651) (75) (18) 1,195
Net cash flow from financing activities (3,010) 2,273 (651) (396) (18) (1,797) (1,238) (4,836)
Transfer to current portion 1,724 (1,724)
Effect of exchange rate changes (422) (8) 41 (1) (61)
Dividend declared 2,041
New leases 476
Other changes (6) 141 (43) 14 (19) (21)
Net other changes 1,296 (1,591) 41 (43) 13 2,022 394
At 31 December 2021 27,404 5,273 (1,577) (2,027) 14 582 3,562
(in USD million)
Non-current
finance debt
Current
finance
debt
Financial
receivable
Collaterals 1)
Additional
paid in
capital
/Treasury
shares
Non-
controlling
interest
Dividend
payable
Lease
liabilities 2) Total
At 1 January 2020 21,754 2,939 (634) (708) 20 859 4,339
New finance debt 8,347 8,347
Repayment of finance debt (2,055) (2,055)
Repayment of lease liabilities (1,277) (1,277)
Dividend paid (2,330) (2,330)
Share buy-back (1,059) (1,059)
Net current finance debt and other
finance activities 72 1,706 (329) (69) (16) 1,365
Net cash flow from financing activities 6,364 1,706 (329) (1,128) (16) (2,330) (1,277) 2,991
Transfer to current portion 30 (30)
Effect of exchange rate changes 977 (27) 15
Dividend declared 1,833
New leases 1,349
Other changes (8) 3 (4) 248 15 (20) (5)
Net other changes 999 (54) (4) 248 15 1,828 1,344
At 31 December 2020 29,118 4,591 (967) (1,588) 19 357 4,406
1) Financial receivable collaterals are included in

Trade and other receivables in the Consolidated balance

sheet. See note 16 Trade and
other receivables for more information.
2) See note 23 Leases for more information.